Condensed Financial Information - Condensed Balance Sheet - Parent Company Only (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2020	Jul. 24, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 177,457			$ 32,433	$ 32,790		$ 39,240	$ 33,912
Total current assets	268,137			98,581			80,289
Total assets	1,055,284			904,808			853,384
Current liabilities:
Total current liabilities	181,019			151,519			107,519
Other liabilities - Noncurrent	9,399			9,338			196
Total liabilities	239,898			400,930			320,290
Stockholders' equity:
Common stock, $0.001 par value, 132,000,000 shares authorized, 102,843,612 and 102,649,701 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively	117			103			103
Additional paid-in capital	894,056			568,756			565,372
Accumulated deficit	(78,787)			(64,981)			(32,381)
Total stockholders' equity	815,386		$ 496,843	503,878	$ 514,381	$ 518,289	533,094	$ 565,265
Total liabilities and stockholders' equity	$ 1,055,284			$ 904,808			$ 853,384
Common stock, par value	$ 0.001	$ 0.001		$ 0.001			$ 0.001
Common stock, shares authorized	500,000,000	500,000,000		132,000,000			132,000,000
Common stock, shares issued	116,463,284			102,843,612			102,649,701
Common stock, shares outstanding	116,463,284			102,843,612			102,649,701
Jamf Holding Corp
Current assets:
Investment in subsidiaries				$ 503,878			$ 533,094
Total assets				503,878			533,094
Stockholders' equity:
Common stock, $0.001 par value, 132,000,000 shares authorized, 102,843,612 and 102,649,701 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively				103			103
Additional paid-in capital				568,756			565,372
Accumulated deficit				(64,981)			(32,381)
Total stockholders' equity				503,878			533,094
Total liabilities and stockholders' equity				$ 503,878			$ 533,094
Common stock, par value				$ 0.001			$ 0.001
Common stock, shares authorized				132,000,000			132,000,000
Common stock, shares issued				102,843,612			102,649,701
Common stock, shares outstanding				102,843,612			102,649,701